Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital transponders
Remainder of 2013	$ 11		$ 14
2014	11		12
2015	11		11
2016	10		10
2017	10		10
Thereafter	38		38
Total	91		95
Operating leases
Remainder of 2013	16		21
2014	15		14
2015	12		12
2016	8		9
2017	7		8
Thereafter	96		96
Total	154		160
Capital transponder monthly lease expense	1		1
Capital leases income statement amortization expense	4	4	11	14	13
Imputed interest on capital lease	9		9
Operating leases rent expense net	$ 8	$ 7	$ 31	$ 24	$ 22